Earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
Basic and diluted EPS for the three and six months ended June 30, 2019 and 2018 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net income for the computation of basic EPS	$331,460	$254,240	$565,646	$519,639
Weighted average ordinary shares outstanding - basic	135,917,192	145,272,520	137,029,147	146,228,245
Basic EPS	$2.44	$1.75	$4.13	$3.55

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net income for the computation of diluted EPS	$331,460	$254,240	$565,646	$519,639
Weighted average ordinary shares outstanding - diluted	137,072,268	149,474,890	138,396,628	151,858,686
Diluted EPS	$2.42	$1.70	$4.09	$3.42

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
Ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2019 and December 31, 2018 were as follows:

	June 30, 2019	December 31, 2018
	Number of ordinary shares
Ordinary shares issued	146,847,345	151,847,345
Treasury shares	(10,244,359)	(9,172,681)
Ordinary shares outstanding	136,602,986	142,674,664
Shares of unvested restricted stock	(2,250,655)	(2,429,442)
Ordinary shares outstanding, excluding shares of unvested restricted stock	134,352,331	140,245,222